UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-10331

          BlackRock California Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Income Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock California Municipal Income Trust (BFZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.7%
			California—135.6%
			Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj.,
AAA	$24,500		Ser. C, Zero Coupon, 9/01/31, FSA	No Opt. Call	$ 7,223,335
AAA	6,070		Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	1,700,268
			California GO,
A+	10,000		5.50%, 11/01/33	11/13 @ 100	10,752,400
AAA	5,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	5,627,160
AAA	5,000		Ser. BZ, 5.375%, 12/01/24, MBIA	06/07 @ 101	5,112,600
AAA	1,000		California St. Univ. RB, Ser. C, 5.00%, 11/01/38, MBIA	11/15 @ 100	1,030,540
A+	9,460		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	9,565,479
BBB	5,000		Cnty. Tobacco Sec. Agcy. RB, Stanislaus Fdg. Proj., Ser. A, 5.875%, 6/01/43	06/12 @ 100	5,186,600
Aaa	10,000	[3]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	10,923,800
AAA	10,000		Edl. Facs. Auth. RB, Stanford Univ. Proj., Ser. Q, 5.25%, 12/01/32	06/11 @ 101	10,505,600
AAA	6,000		El Monte Sr. Dept. of Pub. Svcs., Fac. Phase II COP, 5.25%, 1/01/34, AMBAC	01/11 @ 100	6,221,700
			Elk Grove Unified Sch. Dist., Cmnty. Facs. Dist. 1 ST,
AAA	7,485		Zero Coupon, 12/01/29, AMBAC	12/11 @ 37.373	2,128,285
AAA	7,485		Zero Coupon, 12/01/30, AMBAC	12/11 @ 35.365	2,010,172
AAA	7,485		Zero Coupon, 12/01/31, AMBAC	12/11 @ 33.465	1,902,163
			Foothill/Eastn. Transp. Corridor Agcy. RB,
BBB	5,000		Toll Road, Zero Coupon, 1/15/26	01/14 @ 101	4,413,400
BBB	5,000		Toll Road, Zero Coupon, 1/15/33	01/10 @ 25.78	1,049,100
BBB	5,000		Toll Road, Zero Coupon, 1/15/34	01/10 @ 24.228	985,800
BBB	13,445		Toll Road, Zero Coupon, 1/15/35	01/10 @ 22.819	2,495,930
BBB	1,000		Toll Road, Zero Coupon, 1/15/38	01/10 @ 19.014	154,470
BBB	10,030		Toll Road, 5.75%, 1/15/40	01/10 @ 101	10,372,525
			Golden St. Tobacco Sec. Corp. RB,
AAA	13,145		5.00%, 6/01/45, AMBAC	06/15 @ 100	13,407,374
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,228,620
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,121,560
AAA	10,200	[3]	Ser. B, 5.50%, 6/01/13	N/A	11,182,260
AAA	5,800	[3]	Ser. B, 5.625%, 6/01/13	N/A	6,401,634
			Hlth. Facs. Fin. Auth. RB,
A+	3,000		Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,132,900
AAA	4,890	[4]	Kaiser Proj., Ser. A, 5.40%, 5/01/28	ETM	5,011,712
			Infrastructure & Econ. Dev. RB,
AAA	22,435	[3]	Bay Area Toll Brdgs., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	24,321,335
A	15,250		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	15,554,237
A+	13,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	14,177,295
NR	4,965		Irvine Mobile Home Park RB, Meadows Mobile Home Park Proj., Ser. A, 5.70%, 3/01/28	03/08 @ 102	4,921,854
A3	7,700		Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	8,267,182
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	2,855		5.90%, 6/01/27	06/13 @ 100	2,991,155
NR	5,140		6.00%, 6/01/35	06/13 @ 100	5,413,037
			Live Oak Unified Sch. Dist. GO, Cap. Apprec. Election 2004,
AAA	985		Zero Coupon, 8/01/35, XLCA	08/18 @ 39.952	211,361
AAA	1,030		Zero Coupon, 8/01/36, XLCA	08/18 @ 37.743	208,554
AAA	1,080		Zero Coupon, 8/01/37, XLCA	08/18 @ 35.649	212,803
AAA	1,125		Zero Coupon, 8/01/38, XLCA	08/18 @ 33.665	201,994
AAA	1,175		Zero Coupon, 8/01/39, XLCA	08/18 @ 31.785	199,186
AAA	1,230		Zero Coupon, 8/01/40, XLCA	08/18 @ 30.004	196,603
AAA	1,285		Zero Coupon, 8/01/41, XLCA	08/18 @ 28.317	193,842
AAA	1,340		Zero Coupon, 8/01/42, XLCA	08/18 @ 26.72	190,736
AAA	1,400		Zero Coupon, 8/01/43, XLCA	08/18 @ 25.208	187,348
AAA	1,465		Zero Coupon, 8/01/44, XLCA	08/18 @ 23.777	184,912
AAA	4,000		Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys. RB, 5.00%, 7/01/35, FSA	07/15 @ 100	4,136,440
B	4,110		Los Angeles Regl. Arpt. Impvt., Corp. Lease RB, American Airlines, Inc. Proj., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	4,554,538
AAA	3,230		Murrieta Valley Univ. Sch. Dist. Pub. Fin. Auth. ST, Ser. A, 4.75%, 9/01/36	09/16 @ 100	3,185,071

1

BlackRock California Municipal Income Trust (BFZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			California—(cont’d)
BBB+	$ 1,000		Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.625%, 5/15/26	05/12 @ 102	$ 1,035,240
AAA	4,900		Palm Springs Univ. Sch. Dist. GO, Election 2004, Ser. A, 4.50%, 8/01/35, FSA	08/14 @ 102	4,768,386
BBB	2,290		Poll. Ctrl. Sld. Wst., Wst. Mgmt. RB, Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	2,375,348
NR	4,000		Rancho Cucamonga Cmnty. Facs. Dist. ST, Ser. A, 6.50%, 9/01/33	09/13 @ 100	4,175,440
AAA	15,500		Rancho Cucamonga Redev. Agcy. TA, Rancho Redev. Proj., 5.125%, 9/01/30, MBIA	09/11 @ 100	15,871,225
AAA	1,905		Richmond Wst. & Wtr. RB, Zero Coupon, 8/01/31, FGIC	No Opt. Call	563,937
AAA	1,000		San Diego Cmnty. Coll. GO, 5.00%, 5/01/30, FSA	05/15 @ 100	1,036,480
AAA	6,500		San Francisco City & Cnty. Arpt. Comm., Intl. Arpt. RB, Ser. 27-A, 5.25%, 5/01/31, MBIA	05/11 @ 100	6,705,725
			San Francisco City & Cnty. Redev. Agcy. ST,
NR	1,775		Cmnty. Facs. Dist., Mission Bay South Proj., 6.125%, 8/01/31	08/09 @ 102	1,842,752
NR	7,500		Cmnty. Facs. Dist., Mission Bay South Proj., 6.25%, 8/01/33	08/11 @ 101	7,898,700
			San Jose Multi-Fam. Hsg. RB,
AAA	2,880		Lenzen Hsg., Ser. B, 5.45%, 2/20/43	08/11 @ 102	2,950,934
AAA	3,595		Vlgs. Pkwy. Sr. Apts. Proj., Ser. D, 5.50%, 4/01/34	04/11 @ 100	3,665,678
			Santa Clara Cnty. Hsg. Auth. Multi-Fam. Hsg. RB,
A3	1,715		John Burns Gardens Apts. Proj., Ser. A, 5.85%, 8/01/31	02/12 @ 101	1,779,587
A3	1,235		River Town Apts. Proj., Ser. A, 6.00%, 8/01/41	02/12 @ 101	1,284,721
NR	3,075		Santa Clarita Cmnty. Facs. Dist. ST, Valencia Town Ctr. Proj., 5.85%, 11/15/32	11/10 @ 102	3,139,913
			Statewide Cmnty. Dev. Auth. RB,
BBB+	4,000		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	4,105,720
AA-	10,000		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	10,583,100
AAA	2,000		Upland Unified Sch. Dist. GO, Ser. B, 5.125%, 8/01/25, FSA	08/13 @ 100	2,092,600
NR	2,245		Val Verde Unified Sch. Dist. ST, 6.25%, 10/01/28	10/13 @ 102	2,339,380
Aaa	2,000	[3]	Vernon Elec. Sys. RB, Malburg Generating Station Proj., 5.50%, 4/01/08	N/A	2,060,300
AAA	2,000		West Valley-Mission Cmnty. Coll. Dist. GO, Election 2004 A, 4.75%, 8/01/30, FSA	08/16 @ 100	2,009,480

					313,641,516

			Multi-State—9.6%
			Charter Mac Equity Issuer Trust,
A3	7,000	[5]	Ser. A-2, 6.30%, 6/30/49	No Opt. Call	7,343,420
Baa1	4,000	[5]	Ser. B-1, 6.80%, 11/30/50	No Opt. Call	4,252,600
			MuniMae TE Bond Subsidiary, LLC,
A3	7,000	[5]	Ser. A-1, 6.30%, 6/30/49	06/09 @ 100	7,343,420
Baa1	3,000	[5]	Ser. B-1, 6.80%, 6/30/50	11/10 @ 100	3,208,650

					22,148,090

			Puerto Rico—11.5%
A3	10,000		Elec. Pwr. Auth. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	10,267,500
			Pub. Fin. Corp. RB,
Aaa	10,000	[3]	Ser. E, 5.70%, 2/01/10	N/A	10,626,400
Aaa	5,750	[3]	Ser. E, 5.75%, 2/01/07	N/A	5,808,592

					26,702,492

			Total Investments—156.7% (cost $343,195,6766)		$ 362,492,098
			Other assets in excess of liabilities—0.4%		862,358
			Preferred shares at redemption value, including dividends payable—(57.1)%		(132,010,003)

			Net Assets—100%		$ 231,344,453

[1]	Using the highest of Standard & Poor’s, Moody’s Investment Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is collateralized by Municipal or U.S. Treasury obligations.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2006, the Trust held 9.6% of its net assets, with a current market value of $22,148,090, in securities restricted as to resale.
[6]	Cost for Federal income tax purposes is $345,386,033. The net unrealized appreciation on a tax basis is $17,106,065, consisting of $17,230,593 gross unrealized appreciation and $124,528 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	ST	—	Special Tax
FGIC	—	Financial Guaranty Insurance Co.	TA	—	Tax Allocation
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Municipal Income Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006